Commitments and Contingencies (Operating Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating commitments, future minimum payments under commitments
2015	$ 27,437
2016	6,460
2017	4,061
2018	2,070
2019 and after	4,641
Total	44,669
Rental expenses under operating leases	$ 12,871	$ 5,057	$ 5,967